Earnings per Share (table)	12 Months Ended
Dec. 31, 2016
Earnings per Share disclosure
Earnings per share reconciliation [Table Text Block]

(for the year ended December 31, in millions, except per share amounts)	2016	2015	2014
Basic and Diluted
Net income, as reported	$3,014	$3,439	$3,692
Participating share-based awards — allocated income	(22)	(25)	(27)
Net income available to common shareholders — basic and diluted	$2,992	$3,414	$3,665

Common Shares
Basic
Weighted average shares outstanding	288.1	310.6	338.8

Diluted
Weighted average shares outstanding	288.1	310.6	338.8
Weighted average effects of dilutive securities:
Stock options and performance shares	2.9	3.3	3.7
Total	291.0	313.9	342.5

Net income Per Common Share
Basic	$10.39	$10.99	$10.82
Diluted	$10.28	$10.88	$10.70